Investments in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of associates [abstract]
Balances at the beginning of the year	$ 13,435	$ 10,927
Translation differences	(1,150)	432
Share of loss in associates	(4,146)	(15,841)		$ (1,306)
Contributions	2,907	17,950	[1]
Decrease	(160)	(33)
Balances at the end of the year	$ 10,886	$ 13,435		$ 10,927

[1]	As of December 2017, CAAP made contributions in kind in Aeropuertos Andinos del Per S.A. by the capitalization of credits (Note 28) keeping the same percentage of ownership.